Significant Accounting Policies - Revenue Recognition (Details) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) plan customer	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 02, 2021 USD ($) customer	Dec. 31, 2022 USD ($) customer plan
Significant Accounting Policies
Revenue	$ 58,762	$ 302,077	$ 273,544	$ 578,602	$ 1,049,471
Number of health plans percentage of payment contracts entered | customer	4			4	4
Revenue | Product Concentration Risk [Member]
Significant Accounting Policies
Percentage of total revenue	100.00%	100.00%	100.00%	100.00%	100.00%
Revenues | Customer Concentration | Four Health Plan Customers
Significant Accounting Policies
Percentage of total revenue	70.00%			78.00%	66.00%
Capitated revenue
Significant Accounting Policies
Revenue	$ 57,224	$ 298,704	$ 269,685	$ 567,735	$ 1,034,800
Number of health plans percentage of payment contracts entered | plan	17				24
Capitated revenue | Revenue | Product Concentration Risk [Member]
Significant Accounting Policies
Percentage of total revenue	97.00%	98.90%	98.60%	98.00%	99.00%
Clinical fees & insurance revenue
Significant Accounting Policies
Revenue	$ 751	$ 1,480	$ 1,882	$ 4,318	$ 6,158
Clinical fees & insurance revenue | Revenue | Product Concentration Risk [Member]
Significant Accounting Policies
Percentage of total revenue	2.00%	0.50%	0.70%	1.00%	0.00%
Shared risk revenue
Significant Accounting Policies
Revenue	$ 181			$ 602	$ 351
Shared risk revenue | Revenue | Product Concentration Risk [Member]
Significant Accounting Policies
Percentage of total revenue	0.00%			0.00%	0.00%
Care coordination / management fees
Significant Accounting Policies
Revenue	$ 600	$ 1,850	$ 1,921	$ 5,880	$ 7,924
Care coordination / management fees | Revenue | Product Concentration Risk [Member]
Significant Accounting Policies
Percentage of total revenue	1.00%	0.60%	0.70%	1.00%	1.00%
Incentive fees
Significant Accounting Policies
Revenue	$ 6	$ 43	$ 56	$ 67	$ 238
Incentive fees | Revenue | Product Concentration Risk [Member]
Significant Accounting Policies
Percentage of total revenue	0.00%	0.00%	0.00%	0.00%	0.00%
Other patient service revenue
Significant Accounting Policies
Revenue	$ 1,538	$ 3,373	$ 3,859	$ 10,867	$ 14,671
Other patient service revenue | Revenue | Product Concentration Risk [Member]
Significant Accounting Policies
Percentage of total revenue	3.00%			2.00%	1.00%